CONSOLIDATED STATEMENT OF CASH FLOWS $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities
Income for the year	$ 307,912	$ 226,467	$ 165,635
Adjustments for:
Amortization and depreciation	203,008	151,593	172,480
Deferred income tax	263,620	(62,697)	4,415
Current income tax	35,200	38,456	20,468
Share of loss in associates	996	(7,108)	970
Impairment (reversal) / loss of non-financial assets reversal		(102,838)	111
Loss on disposals of property, plant and equipment and intangible assets	221	592	420
Gain on disposal of subsidiaries	(391)		(4,186)
Low value, short term and variable lease payments	(1,686)	(3,082)	(1,154)
Share-based compensation expenses	1,143	1,055	667
Interest expense	107,464	95,185	164,288
Other financial results, net	(20,414)	(41,558)	(41,055)
Net foreign exchange	(317,036)	164,026	(90,603)
Government subsidies per Covid-19 context	(16,394)	(21,511)	(14,133)
Government grants collected	76	383	10,020
Other accruals	(5,476)	3,145	(5,043)
Inflation adjustment	1,053	54,170	6,969
Acquisition of Intangible assets	(212,573)	(149,436)	(154,940)
Income tax paid	(40,294)	(22,919)	(22,631)
Income due to concession compensation		(62,677)
Collection due to concession compensation	90,609
Unpaid concession fees	54,199	49,992	46,084
Changes in liability for concessions	87,556	98,480	101,488
Changes in working capital	(133,491)	(53,303)	(57,641)
Net cash provided by operating activities	405,302	356,415	302,629
Net cash used in discontinued operating activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(666)	(84)	(260)
Net disposal of subsidiaries companies			(406)
Acquisition of other financial assets	(156,418)	(128,899)	(150,856)
Disposals of other financial assets	136,781	72,571	170,235
Acquisition of Property, plant and equipment	(12,218)	(9,661)	(9,091)
Acquisition of Intangible assets	(1,435)	(1,221)	(732)
Proceeds from sale of Property, plant and Equipment	25	264	233
Net cash inflow on disposal of subsidiaries	(404)
Others	1,842	626	263
Net cash (used in) / provided by investing activities	(32,493)	(66,404)	9,386
Net cash used in discontinued investing activities			(14,700)
Cash flows from financing activities
Proceeds from cash contributions		9,424	24,170
Proceeds from borrowings	190,345	87,846	371,951
Principal elements of lease payments	(4,397)	(3,118)	(4,307)
Loans repaid	(314,077)	(200,475)	(328,775)
Interest paid	(96,168)	(83,791)	(111,387)
Debt expenses capitalization	(2,467)	(110)	(2,011)
Guarantee deposit	1,147	2,168	(512)
Dividends paid to non-controlling interests in subsidiaries	(14,945)	(13,656)	(11,382)
Payment for additional acquisitions in subsidiaries	(30,949)
Redemption of preferred shares			(172,029)
Others	322	86	(6)
Net cash used in financing activities	(271,189)	(201,626)	(234,288)
Net cash used in discontinued financing activities	0	0	0
Increase in cash and cash equivalents	101,620	88,385	77,727
Decrease in cash and cash equivalents from discontinued operations			(14,700)
Cash and cash equivalents
At the beginning of the year	369,848	385,265
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(31,621)	(103,802)	(53,545)
Increase in cash and cash equivalents	101,620	88,385	77,727
Decrease in cash and cash equivalents from discontinued operations			(14,700)
At the end of the year	$ 439,847	$ 369,848	$ 385,265